FAIR VALUE MEASUREMENTS (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Summary of assets measured at fair value on a recurring basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at September 30, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		September 30,	December 31,
Description	Level	2021	2020
Assets:
Marketable securities held in Trust Account	1	$230,008,192	$230,011,254

Liabilities
Warrant Liability – Public Warrants	1	9,890,000	12,995,000
Warrant Liability – Private Warrants	3	286,000	370,500

Description	Level	December 31, 2020	December 31, 2019
Assets:
Marketable securities held in Trust Account	1	$230,011,254	$—

Liabilities:
Warrant Liability – Public Warrants	1	12,995,000
Warrant Liability – Private Placement Warrants	3	370,500

Key inputs for Private Placement Warrants
The key inputs into the Monte Carlo simulation model for the Private Placement Warrants were as follows at December 31, 2020 and September 30, 2021:

Input	September 30, 2021	December 31, 2020
Risk-free interest rate	1.04%	0.51%
Trading days per year	250	252
Expected volatility	14.0%	15.8%
Exercise price	$11.50	$11.50
Stock Price	$9.91	$10.08

Input	August 13, 2020	September 30, 2020	December 31, 2020
Risk-free interest rate	0.42%	0.38%	0.51%
Trading days per year	252	252	252
Expected volatility	20.6%	20.4%	15.8%
Exercise price	$11.50	$11.50	$11.50
Stock Price	$9.43	$9.41	$10.08

Schedule of fair value of warrant liabilities
The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant liabilities
December 31, 2020	$370,500	$12,995,000	$13,365,500
Change in fair value	(133,250)	(4,715,000)	(4,848,250)
Fair value as of March 31, 2021	237,250	8,280,000	8,517,250
Change in fair value	84,500	2,645,000	2,729,500
Fair value as of June 30, 2021	321,750	10,925,000	11,246,750
Change in fair value	(35,750)	(1,035,000)	(1,070,750)
Fair value as of September 30, 2021	$286,000	$9,890,000	$10,176,000

	Private Placement	Public	Warrant Liabilities
Fair value as of December 23, 2019 (inception)	$—	$—	$—
Initial measurement on August 18, 2020 and over-allotment on August 20, 2020	377,000	13,225,000	13,602,000
Change in valuation inputs or other assumptions	(6,500)	(230,000)	(236,500)
Fair value as of December 31, 2020	$370,500	$12,995,000	$13,365,500